FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2018 and 2019.

(in US$ thousands)	2018		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$59,308	$59,308	$57,743	$57,743
Accounts receivable	523	523	368	368
Restricted cash	518	518	531	531
Refundable deposits	197	197	199	199
Financial liabilities
Accounts payable	104	104	64	64
Accrued expenses	1,433	1,433	1,280	1,280
Lease liabilities - current and noncurrent	—	—	592	592

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2019
Assets
Cash equivalents - time deposits	$—	$7	$—	$7
Restricted cash - time deposits	—	531	—	531
	$—	$538	$—	$538

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2018
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	518	—	518
	$—	$524	$—	$524

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

We recognized the cumulative effects of impairment on the operating lease ROU assets when initially applying the new leases accounting standard at January 1, 2019, as such impairments occurred before the date of initial application. Please see Note 1, “Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies”, for additional information. Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2018 and 2019 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2019	Total Impairment Losses
(a) Prepaid licensing and royalty fees	$—	$—	$—	$—	$85
(b) Property, plant and equipment	—	—	—	—	109
(c) Intangible assets	—	—	—	—	15
Total	$—	$—	$—	$—	$209

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2018	Total Impairment Losses
(a) Prepaid licensing and royalty fees	$—	$—	$84	$84	$244
Total	$—	$—	$84	$84	$244
(a)

Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:
In 2018 and 2019, certain prepaid licensing and royalty fees were written down to $84 thousand and zero, resulting in an impairment charge of $244 thousand and $85 thousand, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee and related royalties are re-valued when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.

(b)	Impairment losses on certain property, plant, and equipment which were determined to be impaired:

In 2019, we recognized an impairment loss of $109 thousand on property, plant and equipment as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections.

(c)	Impairment losses on certain intangible assets which were determined to be impaired:

In 2019, we recognized an impairment loss of $15 thousand on intangible assets as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those intangible assets would not be recoverable based on cash flow projections.